Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Current
Federal
State					6	3
Total current					6	3
Deferred
Federal					1	(2,198)
State						(234)
Total deferred			$ (28)	$ (13)	1	(2,432)
Provision (benefit) for income taxes	$ 3	$ (5)	$ (21)	$ (7)	$ 7	$ (2,429)